Document and Entity Information	Dec. 28, 2021
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 28, 2021
Entity Registrant Name	ZIOPHARM Oncology, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33038
Entity Tax Identification Number	84-1475642
Entity Address, Address Line One	8030 El Rio Street
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77054
City Area Code	346
Local Phone Number	355-4099
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	ZIOP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001107421
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	One First Avenue
Entity Address, Address Line Two	Paris Building 34
Entity Address, Address Line Three	Navy Yard Plaza
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02129